COMMITMENTS	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
COMMITMENTS
40	COMMITMENTS

The Group has entered into drydock and ballast water treatment contracts for some of its ships during the year. The Group has also entered into a contract for the purchase of a ship under construction. In terms of the agreements, the Group has committed to payments for these ships. The following has been authorised:

	2023	2022
	US$’000	US$’000

Due within one year	17,869	1,399

The expenditure will be financed out of cash resources from operations and bank loans.